Financial instruments - Foreign currency balance sheet exposure (Details) - Dec. 31, 2021 € in Millions, £ in Millions, $ in Millions	CAD ($)	GBP (£)	EUR (€)
CAD millions | Net Canadian dollar monetary asset (liability)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency balance sheet exposure	$ (665)
CAD millions | Net investment in newsprint operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency balance sheet exposure	$ 46
GBP millions | Intercompany financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency balance sheet exposure | £		£ 308
EUR millions | Long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency balance sheet exposure | €			€ 45